Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jun. 30, 2014
Registrant Name	OLSTEIN FUNDS
Central Index Key	0000944690
Amendment Flag	false
Document Creation Date	Apr. 28, 2015
Document Effective Date	Apr. 28, 2015
Prospectus Date	Apr. 28, 2015
Olstein All Cap Value Fund | Adviser Class
Risk/Return:
Trading Symbol	OFAFX
Olstein All Cap Value Fund | Class C
Risk/Return:
Trading Symbol	OFALX
Olstein Strategic Opportunities Fund | Class A
Risk/Return:
Trading Symbol	OFSAX
Olstein Strategic Opportunities Fund | Class C
Risk/Return:
Trading Symbol	OFSCX